INCOME TAXES - Deferred Income Tax Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening net deferred tax (liability) asset	$ (791)	$ (1,059)
Recognized in income from continuing operations	77	198
Recognized in other comprehensive income	15	(8)	$ 19
Other	(9)	78
Net deferred tax (liability) asset	$ (708)	$ (791)	$ (1,059)